Schedule of property, plant and equipment estimated useful lives (Details)	12 Months Ended
Dec. 31, 2021
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	P5Y
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	P5Y
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	P5Y
Electrical And Fitting [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	P5Y
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	P5Y